N-2 - USD ($)					3 Months Ended
		Feb. 29, 2024	Feb. 14, 2024	Oct. 31, 2023	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Cover [Abstract]
Entity Central Index Key		0000759828
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		John Hancock Investors Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (%)
Sales load (as a percentage of offering price) 1	1.00
Offering expenses (as a percentage of offering price) 2	3.07
Dividend Reinvestment Plan fees 3	None
1
Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common
Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
2
Offering costs charged upon sale of the shares, based on the last reported sale price on February 14, 2024.
3
Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever
Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently
$0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional
Common Shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See
“Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	3.07%
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Common Shares) (%)
Management fees 4	0.98
Interest Payments on Borrowed Funds 5	4.01
Other expenses	0.30
Total Annual Operating Expenses	5.29
Contractual Expense Reimbursement 6	(0.01)
Total Annual Fund Operating Expenses After Expense Reimbursements	5.28
4
See “Management of the Fund—The Advisor” in the accompanying Prospectus.
5
The Fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
6
The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets.
This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Management Fees [Percent]	[4]	0.98%
Interest Expenses on Borrowings [Percent]	[5]	4.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.30%
Total Annual Expenses [Percent]		5.29%
Waivers and Reimbursements of Fees [Percent]	[6]	(0.01%)
Net Expense over Assets [Percent]		5.28%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses set forth above, including any reimbursements through their current expiration date; (ii) sales load of 1.00%; (iii) offering expenses of
3.07%; (iv) a 5% annual return; and (v) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses ($)	91	192	293	541
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the fund’s
Common Shares. For more complete descriptions of certain of the fund’s costs and expenses, see “Management of the Fund” in the accompanying
Prospectus. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distribution Policy” and “Dividend
Reinvestment Plan” in the accompanying Prospectus.
The example should not be considered a representation of past or future expenses, and the fund’s actual expenses may be greater or less than those shown. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 91
Expense Example, Years 1 to 3		192
Expense Example, Years 1 to 5		293
Expense Example, Years 1 to 10		$ 541
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. In accordance with SEC requirements, the table below shows the fund’s expenses as a percentage of its average net assets as of October 31, 2023, and not as a percentage of total assets. By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets in which the fund invests. The offering costs to be paid or reimbursed by the fund are not included in the Annual Expenses table below.
However, these expenses will be borne by Common Shareholders and may result in a reduction in the NAV of Common Shares. See “Management of the
fund” and “Dividend Reinvestment Plan” in the accompanying Prospectus. The table and example are based on the fund’s capital structure as of
October 31, 2023.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]		See “Management of the Fund—The Advisor” in the accompanying Prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective.
There can be no assurance that the fund will achieve its investment objectives. The fund’s investment objectives are not fundamental and may be changed without shareholder approval.

Share Price [Table Text Block]
Market and Net Asset Value Information
The fund’s currently outstanding Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “JHI” and commenced trading on the NYSE in 1971.
The Common Shares have traded both at a premium and at a discount to their net asset value (“NAV”). The fund cannot predict whether its shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares
(less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The fund’s issuance of Common Shares may have an adverse effect on prices in the secondary market for Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors—General Risks—Market Discount Risk” in the
accompanying Prospectus.
The following table sets forth for each of the periods indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Common Shares were trading as of such date. NAV is determined once daily as of the close of regular trading on the NYSE (typically 4:00

p.m.
, Eastern Time). See “Determination of Net Asset Value” in the
accompanying Prospectus for information as to the determination of the fund’s NAV.

	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
January 31, 2022	19.35	17.04	18.37	17.88	5.33	(4.70)
April 30, 2022	17.55	15.37	17.80	16.08	(1.40)	(4.42)
	Market Price		NAV per Share on Date of Market Price High and Low		Premium/(Discount) on Date of Market Price High and Low
Fiscal Quarter Ended	High ($)	Low ($)	High ($)	Low ($)	High (%)	Low (%)
July 31, 2022	16.11	12.75	15.51	14.04	3.87	(9.19)
October 31, 2022	14.85	11.86	15.21	13.04	(2.37)	(9.05)
January 31, 2023	13.67	12.17	14.28	13.39	(4.27)	(9.11)
April 30, 2023	13.90	11.97	14.53	13.31	(4.34)	(10.07)
July 31, 2023	12.92	12.45	14.15	13.80	(8.69)	(9.78)
October 31, 2023	13.06	11.67	14.06	13.41	(7.11)	(12.98)
January 31, 2024	13.11	12.11	14.56	13.58	(9.96)	(10.82)
The last reported sale price, NAV per share and percentage discount to NAV per share of the Common Shares as of February 14, 2024 were $13.28,
$14.54 and -8.67%, respectively. As of February 14, 2024, the fund had 8,744,547 Common Shares outstanding and net assets of the fund were
$
127,134,164
.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capitalization
The fund may offer and sell up to 500,000 Common Shares from time to time through the Dealer as sub-placement agent under this Prospectus
Supplement and the accompanying Prospectus. Of the 500,000 Common Shares, 112,351 have been issued and 387,649 are unsold. In addition, the fund has registered, and may take down, additional shares at a later date. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below assumes that the fund will sell 387,649 Common Shares at a price of $13.28 per share (the last reported sale price per share of Common Shares in the market as of the close of regular trading on the NYSE on
February 14, 2024). Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $ 13.28 per share, depending on the market price of the Common Shares at the time of any such sale. To the extent that the market price per share of the Common Shares on any given day is less than the net asset value per share on such day, the fund will instruct the Dealer not to make any sales on such day.
The following table sets forth the fund’s capitalization:
•
on a historical basis as of October 31, 2023 (audited);
•
on an actual basis as of February 14, 2024 to reflect the sale and reinvestment of Common Shares from November 1, 2023 through February 14,
2024, and the application of the net proceeds from such sale of Common Shares; and
•
on a pro forma as adjusted basis to reflect the assumed sale of 387,649 Common Shares at $13.28 per share (the last reported sale price for the fund’s Common Shares in the market as of the close of regular trading on the NYSE on February 14, 2024), in an offering under this Prospectus
Supplement and the accompanying Prospectus, after deducting the assumed commission of $51,480 (representing an estimated commission to the
Distributor of 1.00% of the gross proceeds of the sale of Common Shares, of which a certain percentage will be paid to the Dealer in connection with sales of Common Shares effected in this offering) and the offering expenses of $79,870 related to the issuance of Common Shares.

	As of October 31, 2023 (audited)	As of February 14, 2024, (unaudited)	Pro Forma (unaudited)
	Actual	Actual	As Adjusted
Net assets ($)	118,153,509	127,134,164	132,150,793
Common Shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	8,744,547	8,744,547	9,132,196
Paid-in capital ($)	170,752,996	172,077,940	177,094,569
Total distributable earnings (loss)	(52,599,487)	(44,943,776)	(44,943,776)
Net assets ($)	118,153,509	127,134,164	132,150,793
Net asset value per share ($)	13.51	14.54	14.47

Outstanding Securities [Table Text Block]
The following provides information about the fund’s outstanding securities as of October 31, 2023.

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares, no par value	Unlimited	0	8,744,547

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of Net Assets Attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 12.11	$ 11.67	$ 12.45	$ 11.97	$ 12.17	$ 11.86	$ 12.75	$ 15.37	$ 17.04
Highest Price or Bid					13.11	13.06	12.92	13.9	13.67	14.85	16.11	17.55	19.35
Lowest Price or Bid, NAV					13.58	13.41	13.8	13.31	13.39	13.04	14.04	16.08	17.88
Highest Price or Bid, NAV					$ 14.56	$ 14.06	$ 14.15	$ 14.53	$ 14.28	$ 15.21	$ 15.51	$ 17.8	$ 18.37
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(9.96%)	(7.11%)	(8.69%)	(4.34%)	(4.27%)	(2.37%)	3.87%	(1.40%)	5.33%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(10.82%)	(12.98%)	(9.78%)	(10.07%)	(9.11%)	(9.05%)	(9.19%)	(4.42%)	(4.70%)
Share Price			$ 13.28
NAV Per Share			$ 14.54
Latest Premium (Discount) to NAV [Percent]			(8.67%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]				Common Shares
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				8,744,547

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	Participants in the fund’s dividend reinvestment plan do not pay brokerage charges with respect to Common Shares issued directly by the fund. However, whenever Common Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees, currently $0.05 per share purchased or sold. Brokerage trading fees will be deducted from amounts to be invested. Shareholders participating in the Plan may buy additional Common Shares of the fund through the Plan at any time and will be charged a $5 transaction fee plus $0.05 per share brokerage trading fee for each order. See “Distribution Policy” and “Dividend Reinvestment Plan” in the accompanying Prospectus.
[3]	Offering costs charged upon sale of the shares, based on the last reported sale price on February 14, 2024.
[4]	See “Management of the Fund—The Advisor” in the accompanying Prospectus.
[5]	The Fund uses leverage by borrowing under the LA. See “Other Investment Policies – Borrowing” and “Use of Leverage by the Fund” in the accompanying Prospectus.
[6]	The Advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.